Cover	12 Months Ended
Sep. 28, 2025
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	JACK IN THE BOX INC.
Entity Central Index Key	0000807882